Reconciliation of liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Cash / non-cash	Total loans and borrowings (Note 18)	Financial payables (Note 19)	Derivatives: (Net) Fair value of cross currency and interest rate swaps (1)
		€m	€m	€m
Opening balance January 1, 2025		2,177.4	38.1	45.6
Cash inflow (2)	Cash	193.2	—	3.4
Cash outflow (3)	Cash	(91.3)	(115.3)	(9.3)
Interest accretion (4)	Non-cash	5.8	102.9	—
Exchange movement	Non-cash	(74.1)	(1.7)	—
Fair value changes	Non-cash	—	—	70.1
Other non-cash adjustments (5)	Non-cash	80.2	(3.7)	—
Closing balance December 31, 2025		2,291.2	20.3	109.8

	Cash / non-cash	Total loans and borrowings (Note 18)	Financial payables (Note 19)	Derivatives: (Net) Fair value of cross currency and interest rate swaps (1)
		€m	€m	€m
Opening balance January 1, 2024		2,135.1	43.6	91.8
Cash inflow	Cash	—	—	12.8
Cash outflow (3)	Cash	(40.5)	(125.0)	—
Interest accretion (4)	Non-cash	8.3	117.3	—
Exchange movement	Non-cash	40.0	1.0	—
Fair value changes	Non-cash	—	—	(59.0)
Other non-cash adjustments (5)	Non-cash	34.5	1.2	—
Closing balance December 31, 2024		2,177.4	38.1	45.6
(1) Cash flows from cross currency and interest rate swaps are part of effective cash flow hedging relationships. The part of cash flows from cross currency and interest rate swaps related to payment of interest is included within interest paid in the Consolidated Statement of Cash Flows. The part of cash flows from cross currency and interest rate swaps related to repayment of loan principal is included within payment on settlement of derivatives in the Consolidated Statement of Cash Flows.
(2) As disclosed in Note 18, the Company completed a refinancing of its syndicated loans resulting in an extinguishment of the pre-existing syndicated loans. The refinancing resulted in a cash inflow of €193.2 million in 2025 for the EUR term loan. A net settlement process was used by the Lead bank to manage the close out of pre-existing loans and issuance of new loans.